VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Variable Interest Entity [Line Items]
Restricted cash	$ 786	$ 772
Financing receivables, net	19,062	19,167	$ 19,488
Total Assets	45,927	46,100
Debt	23,807	24,445
Total Liabilities	40,506	41,002
Variable interest entities
Variable Interest Entity [Line Items]
Restricted cash	699	732
Financing receivables, net	8,892	9,732
Total Assets	9,591	10,464
Debt	8,778	9,692
Total Liabilities	$ 8,778	$ 9,692